Convertible Note Payable (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible Note Payable Details 1
Interest on convertible notes	$ 21,302	$ 21,172	$ 721
Interest and penalties on related party loans	600	1,170	29,455
Amortization of loan origination costs	16,512	10,272	527
Amortization of beneficial conversion feature	167,829	118,918	4,882
Amortization of OID	$ 10,832	14,384	989
Amortization of warrants		32,973	5,008
Total interest expense	$ 217,075	$ 198,889	$ 41,582